UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSRS

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                    DATE OF REPORTING PERIOD: APRIL 30, 2009

ITEM 1. REPORTS TO STOCKHOLDERS.


                         THE ADVISORS' INNER CIRCLE FUND

                                   (LSV LOGO)
                          Conservative Core Equity Fund

                       SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                 APRIL 30, 2009

                      THIS INFORMATION MUST BE PRECEDED OR
                      ACCOMPANIED BY A CURRENT PROSPECTUS.
                 INVESTORS SHOULD READ THE PROSPECTUS CAREFULLY
                                BEFORE INVESTING.

                                   (LSV LOGO)
              MANAGER'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

The total return of the LSV Conservative Core Equity Fund and the benchmark S&P 500 Index for trailing periods ended April 30, 2009, was as follows:

                                                          Since
                                    6 Months   1 Year   Inception
                                    --------   ------   ---------
LSV CONSERVATIVE CORE EQUITY FUND    -7.17%    -35.39%   -25.09%
S&P 500 Index                        -8.53     -35.31    -23.20

AS OF 4/30/09; PERIODS LONGER THAN ONE YEAR ARE ANNUALIZED; INCEPTION DATE IS 5/22/07; NET OF FEES.

Near double digit gains in March and April helped to offset what would have otherwise been a dismal trailing six month period. In the broad market, large cap value stocks lagged growth stocks by more than 11% as the Russell 1000 Growth Index was down only 0.3% and the Russell 1000 Value Index declined 11.6%. Within the S&P 500 Index, Technology stocks performed well (up 6%) while Financials continued to struggle (down 27%). Consumer Discretionary and Telecom stocks also provided some leadership as both sectors were up over 3% in the trailing six months.

Despite the significant growth vs. value spread during the period, the portfolio held up well relative to the S&P 500 Index. Portfolio holdings outperformed benchmark constituents in the Health Care, Financials, Consumer Discretionary and Industrials sectors. The portfolio's slightly smaller size bias was additive as mid-cap stocks held up better in the declining market. Although tightly constrained, sector allocations slightly detracted from relative performance, most notably an underweight to the Consumer Discretionary sector.

LSV's disciplined value investment strategy continues to focus on stock selection while maintaining strict risk controls to limit portfolio volatility. The resulting portfolio is diversified across industries and economic sectors making stock selection a major contributor to excess returns. The portfolio is cheap in both absolute and relative terms and we believe this positioning will be rewarded over the long run. The portfolio characteristics shown below demonstrate the valuation discount of the Fund's portfolio relative to the indices:

                                  S&P 500
Characteristic             Fund    Index
--------------             ----   -------
Price-to-Earnings Ratio    11.1x   15.8x
Price-to-Book Ratio         1.5x    1.9x
Price-to-Cash Flow Ratio    6.0x    7.3x

LSV seeks attractively priced stocks, relative to the current market environment and we are confident our disciplined cash flow and earnings-based model will continue to select stocks that are poised to outperform the benchmark over the next three to five years.

THE INFORMATION PROVIDED HEREIN REPRESENTS THE OPINION OF THE MANAGER AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS OR INVESTMENT ADVICE.

THE S&P 500 INDEX CONSISTS OF 500 STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION. IT IS A MARKET-VALUE WEIGHTED INDEX (STOCK PRICE TIMES NUMBER OF SHARES OUTSTANDING), WITH EACH STOCK'S WEIGHT IN THE INDEX PROPORTIONATE TO ITS MARKET VALUE. THE S&P 500 INDEX IS ONE OF THE MOST WIDELY USED BENCHMARKS OF U.S. EQUITY PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

April 30, 2009                                                       (Unaudited)

SECTOR WEIGHTINGS+:

                                   (BAR CHART)

Information Technology       17.7%
Health Care                  15.3%
Financials                   13.4%
Industrials                  13.4%
Energy                       11.5%
Consumer Staples              9.1%
Consumer Discretionary        8.3%
Telecommunication Services    4.3%
Utilities                     4.1%
Materials                     2.2%
Repurchase Agreement          0.7%

+    Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
LSV CONSERVATIVE CORE                                                     Value
EQUITY FUND                                                   Shares      (000)
-----------------------                                      --------   --------
COMMON STOCK (99.1%)
AEROSPACE & DEFENSE (4.7%)
   Boeing                                                       4,600   $    184
   General Dynamics                                             3,100        160
   Goodrich                                                     2,100         93
   ITT                                                          1,800         74
   L3 Communications Holdings, Cl 3                             1,100         84
   Northrop Grumman                                             2,300        111
   Textron                                                      3,900         42
   Tyco International                                           5,200        123
   United Technologies                                          4,500        220
                                                                        --------
                                                                           1,091
                                                                        --------
AGRICULTURAL OPERATIONS (0.5%)
   Archer-Daniels-Midland                                       5,000        123
                                                                        --------
AGRICULTURAL PRODUCTS (0.3%)
   Bunge                                                          900         43
   Fresh Del Monte Produce*                                     2,000         29
                                                                        --------
                                                                              72
                                                                        --------
AIR FREIGHT & LOGISTICS (0.4%)
   FedEx                                                        1,700         95
                                                                        --------
AIRCRAFT (1.3%)
   Honeywell International                                      4,200        131
   Lockheed Martin                                              2,300        181
                                                                        --------
                                                                             312
                                                                        --------
APPAREL RETAIL (0.7%)
   Foot Locker                                                  5,600         67
   Gap                                                          6,500        101
                                                                        --------
                                                                             168
                                                                        --------
APPLICATION SOFTWARE (0.5%)
   Amdocs*                                                      5,500        115
                                                                        --------

                                                                          Value
                                                              Shares      (000)
                                                             --------   --------
ASSET MANAGEMENT & CUSTODY BANKS (1.2%)
   Ameriprise Financial                                         4,000   $    105
   Bank of New York Mellon                                      4,300        110
   State Street                                                 1,900         65
                                                                        --------
                                                                             280
                                                                        --------
BANKS (4.9%)
   Bank of America                                             16,400        147
   BB&T                                                         5,500        128
   Comerica                                                     2,500         52
   Fifth Third Bancorp                                          6,900         28
   Huntington Bancshares                                        6,700         19
   JPMorgan Chase                                               8,700        287
   PNC Financial Services Group                                 1,600         64
   Regions Financial                                            9,900         45
   SunTrust Banks                                               2,800         40
   US Bancorp                                                   6,000        109
   Wells Fargo                                                 11,300        226
                                                                        --------
                                                                           1,145
                                                                        --------
BIOTECHNOLOGY (1.7%)
   Amgen*                                                       5,600        271
   Biogen Idec*                                                 2,700        131
                                                                        --------
                                                                             402
                                                                        --------
BROADCASTING, NEWSPAPERS & ADVERTISING (0.3%)
   CBS, Cl B                                                    9,900         70
                                                                        --------
CHEMICALS (1.3%)
   Dow Chemical                                                 8,800        141
   Eastman Chemical                                             1,600         63
   PPG Industries                                               2,200         97
                                                                        --------
                                                                             301
                                                                        --------
COMMERCIAL PRINTING (0.2%)
   RR Donnelley & Sons                                          3,600         42
                                                                        --------
COMMERCIAL SERVICES (0.7%)
   Affiliated Computer Services, Cl A*                          2,000         97
   Convergys*                                                   6,400         65
                                                                        --------
                                                                             162
                                                                        --------
COMPUTER & ELECTRONICS RETAIL (0.4%)
   RadioShack                                                   6,600         93
                                                                        --------
COMPUTERS & SERVICES (11.5%)
   Apple*                                                       1,400        176
   Computer Sciences*                                           2,300         85
   Dell*                                                       15,600        181
   eBay*                                                        9,400        155
   Google, Cl A*                                                  300        119
   Hewlett-Packard                                             10,100        363
   International Business Machines                              4,500        465
   Microsoft                                                   29,200        592
   NCR*                                                         6,600         67
   Oracle                                                       4,800         93
   Seagate Technology                                           6,100         50
   Sun Microsystems*                                            9,600         88
   Symantec*                                                    9,700        167

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS

April 30, 2009                                                       (Unaudited)

LSV CONSERVATIVE CORE                                                     Value
EQUITY FUND                                                   Shares      (000)
---------------------                                        --------   --------
COMPUTERS & SERVICES (CONTINUED)
   Western Digital*                                             3,200   $     75
                                                                        --------
                                                                           2,676
                                                                        --------
CONSUMER DISCRETIONARY (1.9%)
   Kimberly-Clark                                               2,400        118
   Procter & Gamble                                             6,700        331
                                                                        --------
                                                                             449
                                                                        --------
CONSUMER ELECTRONICS (0.3%)
   Garmin                                                       2,700         68
                                                                        --------
CONSUMER PRODUCTS (0.5%)
   Hasbro                                                       2,000         53
   Polaris Industries                                           1,700         57
                                                                        --------
                                                                             110
                                                                        --------
DISTRIBUTORS (0.2%)
   Genuine Parts                                                1,300         44
                                                                        --------
DRUG RETAIL (0.7%)
   CVS Caremark                                                 4,800        153
                                                                        --------
ELECTRICAL COMPONENTS & EQUIPMENT (0.4%)
   Emerson Electric                                             3,000        102
                                                                        --------
ELECTRICAL SERVICES (5.6%)
   Alliant Energy                                               1,600         36
   American Electric Power                                      3,900        103
   DTE Energy                                                   2,400         71
   Duke Energy                                                 10,900        151
   Edison International                                         3,700        105
   Entergy                                                      1,800        117
   General Electric                                            28,100        355
   PG&E                                                         3,400        126
   Public Service Enterprise Group                              4,300        128
   Sempra Energy                                                2,300        106
                                                                        --------
                                                                           1,298
                                                                        --------
FINANCIAL SERVICES (2.9%)
   Capital One Financial                                        4,200         70
   Citigroup                                                   18,200         56
   Discover Financial Services                                  1,450         12
   Goldman Sachs Group                                          2,000        257
   Morgan Stanley                                               8,900        210
   NYSE Euronext                                                3,000         70
                                                                        --------
                                                                             675
                                                                        --------
FOOD DISTRIBUTORS (0.4%)
   Sysco                                                        3,600         84
                                                                        --------
FOOD, BEVERAGE & TOBACCO (3.0%)
   Coca-Cola                                                    2,700        116
   Coca-Cola Enterprises                                        4,600         79
   ConAgra Foods                                                5,300         94
   Pepsi Bottling Group                                         2,400         75
   PepsiCo                                                      2,100        105
   Philip Morris International                                  3,200        116
   Sara Lee                                                     8,700         72
   Supervalu                                                    3,200         52
                                                                        --------
                                                                             709
                                                                        --------

                                                                          Value
                                                              Shares      (000)
                                                             --------   --------
HEALTH CARE DISTRIBUTORS (0.5%)
   AmerisourceBergen, Cl A                                      3,600   $    121
                                                                        --------
HEALTH CARE EQUIPMENT (1.1%)
   Beckman Coulter                                              1,000         53
   Medtronic                                                    6,700        214
                                                                        --------
                                                                             267
                                                                        --------
HEALTH CARE FACILITIES (0.2%)
   Universal Health Services, Cl B                              1,100         55
                                                                        --------
HOMEFURNISHING RETAIL (0.3%)
   Aaron's                                                      2,300         77
                                                                        --------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES (0.3%)
   Whirlpool                                                    1,400         63
                                                                        --------
INSURANCE (6.0%)
   ACE                                                          1,500         70
   Aetna                                                        4,200         92
   Allstate                                                     4,500        105
   Chubb                                                        3,000        117
   CIGNA                                                        4,000         79
   Hartford Financial Services Group                            3,100         36
   Lincoln National                                             2,800         31
   Loews                                                        2,500         62
   MetLife                                                      3,900        116
   Prudential Financial                                         2,100         61
   Travelers                                                    4,300        177
   UnitedHealth Group                                           7,700        181
   Unum Group                                                   5,300         87
   WellPoint*                                                   4,100        175
                                                                        --------
                                                                           1,389
                                                                        --------
IT CONSULTING & OTHER SERVICES (0.2%)
   Accenture, Cl A                                              1,300         38
                                                                        --------
LIFE SCIENCES TOOLS & SERVICES (0.4%)
   Mettler-Toledo International*                                1,400         86
                                                                        --------
MACHINERY (2.5%)
   Black & Decker                                               1,200         48
   Caterpillar                                                  4,300        153
   Cummins                                                      3,200        109
   Dover                                                        2,600         80
   Eaton                                                        2,300        101
   Parker Hannifin                                              2,100         95
                                                                        --------
                                                                             586
                                                                        --------
MOTORCYCLE MANUFACTURERS (0.3%)
   Harley-Davidson                                              3,500         78
                                                                        --------
MULTIMEDIA (3.4%)
   Comcast, Cl A                                                7,400        114
   DISH Network, Cl A*                                          5,600         74
   News, Cl A                                                  20,500        169
   Time Warner                                                  7,133        156
   Time Warner Cable, Cl A                                      1,790         58
   Walt Disney                                                 10,500        230
                                                                        --------
                                                                             801
                                                                        --------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS

April 30, 2009                                                       (Unaudited)

LSV CONSERVATIVE CORE                                                     Value
EQUITY FUND                                                   Shares      (000)
---------------------                                        --------   --------
OFFICE ELECTRONICS (0.3%)
   Xerox                                                       10,200   $     62
                                                                        --------
OFFICE EQUIPMENT (0.7%)
   3M                                                           2,100        121
   Steelcase, Cl A                                              7,500         34
                                                                        --------
                                                                             155
                                                                        --------
OIL & GAS EQUIPMENT & SERVICES (0.6%)
   Schlumberger                                                   900         44
   Tidewater                                                    2,000         87
                                                                        --------
                                                                             131
                                                                        --------
PAPER & PAPER PRODUCTS (0.4%)
   International Paper                                          6,500         82
                                                                        --------
PAPER PACKAGING (0.2%)
   Sonoco Products                                              2,100         51
                                                                        --------
PETROLEUM & FUEL PRODUCTS (10.9%)
   Anadarko Petroleum                                           1,900         82
   Apache                                                       1,700        124
   Chevron                                                      7,800        516
   Cimarex Energy                                               1,800         48
   ConocoPhillips                                               6,400        262
   Exxon Mobil                                                 16,700      1,113
   Marathon Oil                                                 6,000        178
   Patterson-UTI Energy                                         3,200         41
   Sunoco                                                       2,100         56
   Tesoro                                                       1,500         23
   Valero Energy                                                5,200        103
                                                                        --------
                                                                           2,546
                                                                        --------
PHARMACEUTICALS (9.0%)
   Abbott Laboratories                                          1,600         67
   Bristol-Myers Squibb                                         9,100        175
   Eli Lilly                                                    6,500        214
   Forest Laboratories*                                         3,700         80
   Johnson & Johnson                                            6,300        330
   King Pharmaceuticals*                                        5,800         46
   Merck                                                       10,000        242
   Pfizer                                                      25,900        346
   Schering-Plough                                             10,800        249
   Watson Pharmaceuticals*                                      2,100         65
   Wyeth                                                        6,800        288
                                                                        --------
                                                                           2,102
                                                                        --------
PRINTING & PUBLISHING (0.2%)
   Lexmark International, Cl A*                                 1,800         35
                                                                        --------
RAILROADS (1.8%)
   CSX                                                          3,700        109
   Norfolk Southern                                             3,500        125
   Union Pacific                                                3,800        187
                                                                        --------
                                                                             421
                                                                        --------
REINSURANCE (0.4%)
   Everest Re Group                                               600         45
   PartnerRe                                                      600         41
                                                                        --------
                                                                              86
                                                                        --------

                                                              Shares/
                                                               Face
                                                              Amount      Value
                                                               (000)      (000)
                                                             --------   --------
RETAIL (3.6%)
   Brinker International                                        2,900   $     51
   Darden Restaurants                                           2,100         78
   Home Depot                                                   1,900         50
   Kroger                                                       6,400        138
   Limited Brands                                               5,300         60
   McDonald's                                                   1,400         75
   Safeway                                                      5,500        109
   Wal-Mart Stores                                              5,400        272
                                                                        --------
                                                                             833
                                                                        --------
RETAIL REIT'S (0.2%)
   National Retail Properties                                   2,900         52
                                                                        --------
SEMI-CONDUCTORS/INSTRUMENTS (1.1%)
   Cymer*                                                       2,300         65
   Intel                                                       10,100        159
   Vishay Intertechnology*                                      6,900         41
                                                                        --------
                                                                             265
                                                                        --------
SPECIALIZED REIT'S (0.1%)
   Hospitality Properties Trust                                 2,100         26
                                                                        --------
STEEL & STEEL WORKS (0.3%)
   Nucor                                                        1,600         65
                                                                        --------
TECHNOLOGY DISTRIBUTORS (0.9%)
   Avnet*                                                       2,600         57
   Ingram Micro, Cl A*                                          5,900         85
   Tech Data*                                                   2,600         75
                                                                        --------
                                                                             217
                                                                        --------
TELEPHONES & TELECOMMUNICATIONS (6.7%)
   AT&T                                                        21,200        543
   Cisco Systems*                                              12,900        249
   Corning                                                      5,600         82
   Embarq                                                       3,000        110
   Harris                                                       3,700        113
   QUALCOMM                                                     2,500        106
   Verizon Communications                                      11,700        355
                                                                        --------
                                                                           1,558
                                                                        --------
TOTAL COMMON STOCK
   (Cost $35,297)                                                         23,087
                                                                        --------
REPURCHASE AGREEMENT (0.7%)
Morgan Stanley
   0.060%, dated 04/30/09, to be repurchased
   on 05/01/09, repurchase price $152,166
   (collateralized by a U.S. Treasury Bond,
   par value $147,043, 3.125%, 04/30/13, with
   total market value $155,211)                              $    152        152
                                                                        --------
TOTAL REPURCHASE AGREEMENT
   (Cost $152)                                                               152
                                                                        --------
TOTAL INVESTMENTS (99.8%)
   (Cost $35,449)                                                       $ 23,239
                                                                        ========

PERCENTAGES ARE BASED ON NET ASSETS OF $23,286(000).

*    NON-INCOME PRODUCING SECURITY.

CL   CLASS

REIT REAL ESTATE INVESTMENT TRUST

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES (000)

APRIL 30, 2009                                                       (Unaudited)

                                                                                             LSV CONSERVATIVE
                                                                                             CORE EQUITY FUND
                                                                                             ----------------
Assets:
   Investments at Value (Cost $35,449) ...................................................     $   23,239
   Dividend and Interest Receivable ......................................................             39
   Prepaid Expenses ......................................................................             13
                                                                                               ----------
      Total Assets .......................................................................         23,291
                                                                                               ----------
Liabilities:
   Payable due to Administrator ..........................................................              1
   Payable due to Investment Advisor .....................................................              1
   Other Accrued Expenses ................................................................              3
                                                                                               ----------
      Total Liabilities ..................................................................              5
                                                                                               ----------
   Net Assets ............................................................................     $   23,286
                                                                                               ==========
Net Assets Consist of:
   Paid-in Capital .......................................................................     $   43,751
   Undistributed Net Investment Income ...................................................            182
   Accumulated Net Realized Loss on Investments ..........................................         (8,437)
   Net Unrealized Depreciation on Investments ............................................        (12,210)
                                                                                               ----------
   Net Assets ............................................................................     $   23,286
                                                                                               ==========
Institutional Shares:
   Outstanding Shares of Beneficial Interest (unlimited authorization -- no par value) ...      4,270,786(1)
                                                                                               ----------
Net Asset Value, Offering and Redemption Price Per Share .................................     $     5.45
                                                                                               ==========

(1)  Shares have not been rounded.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)

For the six months ended April 30, 2009                              (Unaudited)

                                                                            LSV CONSERVATIVE
                                                                            CORE EQUITY FUND
                                                                            ----------------
Investment Income:
   Dividends Income .....................................................        $   387
                                                                                 -------
      Total Investment Income ...........................................            387
                                                                                 -------
Expenses:
   Investment Advisory Fees .............................................             42
   Administration Fees ..................................................              7
   Transfer Agent Fees ..................................................             14
   Registration and Filing Fees .........................................             10
   Printing Fees ........................................................              1
   Custodian Fees .......................................................              1
   Professional Fees ....................................................              1
   Insurance and Other Fees .............................................              2
                                                                                 -------
   Total Expenses .......................................................             78
Less: Waiver of Investment Advisory Fees ................................            (39)
Fees Paid Indirectly -- (see Note 4) ....................................             --
                                                                                 -------
   Net Expenses .........................................................             39
                                                                                 -------
      Net Investment Income .............................................            348
                                                                                 -------
   Net Realized Loss on Investments .....................................         (6,972)
   Net Change in Unrealized Appreciation (Depreciation) on Investments ..          4,712
                                                                                 -------
      Net Realized and Unrealized Loss on Investments ...................         (2,260)
                                                                                 -------
   Net Decrease in Net Assets Resulting From Operations .................        $(1,912)
                                                                                 =======

Amounts designated as "--" are $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)

For the six months ended April 30, 2009 (Unaudited) and for the year ended October 31, 2008

                                                                                  LSV CONSERVATIVE
                                                                                  CORE EQUITY FUND
                                                                              ------------------------
                                                                               11/01/08      11/01/07
                                                                              TO 4/30/09   TO 10/31/08
                                                                              ----------   -----------
Operations:
   Net Investment Income ..................................................    $   348      $    926
   Net Realized Loss on Investments .......................................     (6,972)       (1,456)
   Net Change in Unrealized Appreciation (Depreciation) on Investments ....      4,712       (16,118)
                                                                               -------      --------
      Net Decrease in Net Assets Resulting From Operations ................     (1,912)      (16,648)
                                                                               -------      --------
Dividends and Distributions:
   Net Investment Income ..................................................       (915)         (390)
   Net Realized Gain ......................................................       --              (8)
                                                                               -------      --------
      Total Dividends and Distributions ...................................       (915)         (398)
                                                                               -------      --------
Capital Share Transactions:
   Issued .................................................................      2,554        17,844
   In Lieu of Dividends and Distributions .................................        812           324
   Redeemed ...............................................................     (5,821)       (2,245)
                                                                               -------      --------
      Net Increase (Decrease) in Net Assets Derived From Capital
         Share Transactions ...............................................     (2,455)       15,923
                                                                               -------      --------
         Total Decrease in Net Assets .....................................     (5,282)       (1,123)
                                                                               -------      --------
Net Assets:
   Beginning of Year/Period ...............................................     28,568        29,691
                                                                               -------      --------
   End of Year/Period (including undistributed net investment income of
      $182 and $749, respectively) ........................................    $23,286      $ 28,568
                                                                               =======      ========
Shares Transactions:
   Issued .................................................................        480         1,939
   In Lieu of Dividends and Distributions .................................        146            35
   Redeemed ...............................................................     (1,044)         (303)
                                                                               -------      --------
   Net Increase (Decrease) in Shares Outstanding from Share Transactions ..       (418)        1,671
                                                                               =======      ========

Amounts designated as "--" are $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period

For the Six Months Ended April 30, 2009 (Unaudited) and the Year and Period Ended October 31,


                                      Realized
                                        and
           Net Asset                 Unrealized                 Dividends        Total
             Value        Net           Gains         Total      from Net      Dividends
           Beginning   Investment    (Losses) on      from      Investment        and
           of Period    Income(1)    Investments   Operations     Income     Distributions
          ----------   ----------   ------------   ----------   ----------   -------------
LSV CONSERVATIVE CORE EQUITY FUND
2009*       $ 6.09       $0.08        $(0.51)        $(0.43)     $(0.21)        $(0.21)
2008          9.84        0.20         (3.87)         (3.67)      (0.08)         (0.08)
2007**       10.00        0.08         (0.24)         (0.16)         --             --

                                                               Ratio of
                                       Ratio of    Ratio of       Net
           Net                 Net     Expenses    Expenses    Investment
           Asset             Assets       to      to Average   Income to
           Value             End of     Average   Net Assets    Average     Portfolio
          End of    Total    Period       Net     (Excluding       Net       Turnover
          Period   Return+    (000)     Assets     Waivers)      Assets        Rate
          ------   -------   -------   --------   ----------   ----------   ---------
LSV CONSERVATIVE CORE EQUITY FUND
2009*      $5.45    (7.17)%  $23,286     0.35%        0.70%        3.12%        27%
2008        6.09   (37.56)    28,568     0.35         0.64         2.31         35
2007**      9.84    (1.60)    29,691     0.35         0.73         1.92          5


* For the six-month period ended April 30, 2009. All ratios for the period have been annualized.

** Commencement of operations for the LSV Conservative Core Equity Fund was May 22, 2007. All ratios for the period have been annualized.

+ Return is for the period indicated and has not been annualized. Total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived a portion of its fee.

(1)  Per share calculations were performed using average shares for the period.

Amounts designated as "--" are $0 or round to $0.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2009                                                       (Unaudited)

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 33 funds. The financial statements herein are those of the LSV Conservative Core Equity Fund (the "Fund"). The Fund seeks long-term growth of capital by investing in undervalued stocks of medium to large U.S. companies which are out of favor in the market. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2009, there were no fair valued securities.

     In September, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Fund adopted SFAS No. 157 on January 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level
     1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

     - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

     - Level 2 -- Quoted prices which are not in active markets, or inputs that are observable (either directly or indirectly) for substantially similar assets.

     - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

     As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments

NOTES TO FINANCIAL STATEMENTS

April 30, 2009                                                       (Unaudited)

     classified within Level 3, whose fair value measurement considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Fund's investments are measured at April 30, 2009:

                 LEVEL 1   LEVEL 2   LEVEL 3    TOTAL
                 -------   -------   -------   -------
INVESTMENTS IN
   SECURITIES    $23,239     $--       $--     $23,239

     FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

     On April 30, 2008, the Fund adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends, as applicable). The adoption of FIN 48 did not impact the Fund's net assets or results of operations.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-date. Interest income is recognized on an accrual basis.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS:

The LSV Funds (the "Funds") and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services at an annual rate of 0.07% of the Funds' first $1 billion of average daily net assets; 0.06% of the Funds' average daily net assets between $1 billion and $1.5 billion; 0.04% of the Funds' average daily net assets between $1.5 billion and $3 billion; and .035% of the Funds' average daily net assets over $3 billion. There is a minimum annual fee of $150,000 per Fund and $25,000 for each additional class.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

NOTES TO FINANCIAL STATEMENTS

April 30, 2009                                                       (Unaudited)

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the six months ended April 30, 2009, the Fund earned $12 in cash management credits which were used to offset transfer agent expenses. This amount is labeled as "Fees Paid Indirectly" on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5. INVESTMENT ADVISORY AGREEMENT:

The Trust and LSV Asset Management (the "Adviser") are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 0.38% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive its fee in order to limit the Fund's total operating expenses to a maximum of 0.35% of the Fund's average daily net assets. The Adviser reserves the right to terminate this arrangement at any time at its discretion.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the sic month period ended April 30, 2009, were as follows (000):

PURCHASES
   U.S. Government ....................................................   $   --
   Other ..............................................................    6,296
SALES
   U.S. Government ....................................................   $   --
   Other ..............................................................    9,599

7. FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or to paid-in-capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the years ended October 31, 2008 and 2007 was as follows (000):

                                                                        ORDINARY
                                                                         INCOME
                                                                        --------
2008                                                                      $398
2007                                                                        --

As of October 31, 2008, the components of distributable earnings (accumulated losses) on tax basis were as follows (000):

Undistributed Ordinary Income                                          $    746
Capital Loss Carryforwards                                               (1,463)
Unrealized Depreciation                                                 (16,921)
                                                                       --------
Accumulated Losses                                                     $(17,638)
                                                                       --------

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum of eight years and applied against future capital gains as follows (000):

           TOTAL CAPITAL LOSS
 EXPIRES      CARRYFORWARDS
10/31/16          2008
--------   ------------------
 $1,463          $1,463

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2009, were as follows (000):

            AGGREGATED     AGGREGATED
               GROSS          GROSS           NET
 FEDERAL    UNREALIZED     UNREALIZED    UNREALIZED
TAX COST   APPRECIATION   DEPRECIATION   DEPRECIATION
--------   ------------   ------------   ------------
 $35,480       $667         $(12,908)      $(12,241)

8. OTHER:

At April 30, 2009, 75% of total shares outstanding were held by two record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTES TO FINANCIAL STATEMENTS

April 30, 2009                                                       (Unaudited)

9. ACCOUNTING PRONOUNCEMENTS:

In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial position, performance, and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund's financial statements and related disclosures.

In October 2008, the FASB issued Staff Position 157-3, DETERMINING THE FAIR VALUE OF A FINANCIAL ASSET IN A MARKET THAT IS NOT ACTIVE ("FSP 157-3"), which clarifies the application of SFAS 157 in an inactive market and provides an illustrative example to demonstrate how the fair value of a financial asset is determined when the market for that financial asset is not active. The guidance provided by FSP 157-3 did not have an impact on the Fund's approach to valuing financial assets.

In April 2009, FASB Staff Position No. 157-4 -- DETERMINING FAIR VALUE WHEN THE VOLUME AND LEVEL OF ACTIVITY FOR THE ASSET OR LIABILITY HAVE SIGNIFICANTLY DECREASED AND IDENTIFYING TRANSACTIONS THAT ARE NOT ORDERLY ("FSP 157-4") was issued. FSP 157-4 clarifies the process for measuring the fair value of financial instruments when the markets become inactive and quoted prices may reflect distressed transactions. FSP 157-4 provides a non-exclusive list of factors a reporting entity should consider when determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity. Under FSP 157-4, if a reporting entity concludes there has been a significant decrease in volume and level of activity for the asset or liability (or similar assets or liabilities), transactions or quoted prices may not be determinative of fair value. Further analysis of the transactions or quoted prices is needed, and a significant adjustment to the transactions or quoted prices may be necessary to estimate fair value in accordance with FASB Statement No. 157 -- FAIR VALUE MEASUREMENT. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. At this time, management is evaluating the impact of FSP 157-4 on the Fund's financial statements.

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment.

                                    Beginning     Ending                 Expenses
                                     Account     Account    Annualized     Paid
                                      Value       Value       Expense     During
                                     11/01/08    4/30/09      Ratios      Period*
                                    ---------   ---------   ----------   --------
LSV CONSERVATIVE CORE EQUITY FUND
ACTUAL FUND RETURN
Institutional Shares                $1,000.00   $  928.30      0.35%     $1.67
HYPOTHETICAL 5% RETURN
Institutional Shares                $1,000.00   $1,023.06      0.35%     $1.76

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

        BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT FOR THE
                 LSV CONSERVATIVE CORE EQUITY FUND (UNAUDITED)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") must consider and approve an Advisory Agreement for an initial two year term and must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Funds may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year's meeting held on February 17-18, 2009, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow; and (v) whether fee levels reflect these economies of scale for the benefit of Funds' investors, as discussed in further detail below.

At the meeting, a representative from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representative from the Adviser presented an overview of the Adviser and reviewed the Adviser's key investment personnel. The Adviser representative then discussed the Funds' portfolio and sector weightings. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds.

The Trustees also considered other services to be provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds' investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.

INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER

The Board was provided with information regarding each Fund's performance since the Advisory Agreement was last approved, as well as information regarding each Fund's performance over various periods of time. The Board also compared each Fund's performance to its benchmark index over various periods of time. The Adviser provided information regarding and led a discussion of factors impacting the performance of the Funds over the past year. The Adviser noted that the Value Equity Fund had underperformed its benchmark for the most recent year period but had consistently strong performance over the long term. The Adviser also noted that the Conservative Core Equity and Conservative Value Equity Funds' performance was in line with their respective benchmarks. The Board concluded that each Fund's performance was favorable in relation to its benchmark, and that it was overall satisfied with the investment results that the Adviser had been able to achieve for the Fund.

        BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT FOR THE
                 LSV CONSERVATIVE CORE EQUITY FUND (UNAUDITED)

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE

In concluding that the advisory fees payable by the Fund were reasonable, the Trustees reviewed a report of the advisory fees paid by the Funds to the Adviser as well as the costs and other expenses incurred by the Adviser in providing advisory services and the resulting profits realized by the Adviser from its relationship with the Funds, and concluded that such profit was not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by the Funds to those paid by other comparable mutual funds and concluded that the advisory fee was the result of arm's length negotiations, appeared reasonable in light of the services rendered, and was lower than the average advisory fee paid by similarly managed mutual funds. In addition, the Board considered whether economies of scale were realized during the current contract period for the Funds, but did not conclude that such economies of scale had been achieved.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Funds; and (c) agreed to renew the Agreement for the Funds for another year.

                                     NOTES

TRUST:

The Advisors' Inner Circle Fund

FUND:

LSV Conservative Core Equity Fund

ADVISER:

LSV Asset Management

DISTRIBUTOR:

SEI Investments Distribution Co.

ADMINISTRATOR:

SEI Investments Global Funds Services

LEGAL COUNSEL:

Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:

Ernst & Young LLP

The Fund files its complete schedule of Portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors' Inner Circle Fund uses to determine how to vote proxies (if any) relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge (i) upon request, by calling 888-FUND-LSV and (ii) on the Commission's website at http://www.sec.gov.

LSV-SA-005-0200

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ Phil Masterson
                                        ----------------------------------------
                                        Phil Masterson, President

Date: July 7, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Phil Masterson
                                        ----------------------------------------
                                        Phil Masterson, President

Date: July 7, 2009


By (Signature and Title)*               /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: July 7, 2009

* Print the name and title of each signing officer under his or her signature.